Operating income by geographic (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about revenue by geographic area [Line Items]
Revenue, operating	€ 9,627,000,000	€ 9,148,000,000	€ 8,515,000,000
Increase decrease in revenue by geographic area	479,000,000	633,000,000
UNITED STATES
Disclosure of detailed information about revenue by geographic area [Line Items]
Revenue, operating	3,485,000,000	3,271,000,000	2,879,000,000
Increase decrease in revenue by geographic area	214,000,000	392,000,000
POLAND
Disclosure of detailed information about revenue by geographic area [Line Items]
Revenue, operating	2,228,000,000	2,119,000,000	2,160,000,000
Increase decrease in revenue by geographic area	109,000,000	(41,000,000)
SPAIN
Disclosure of detailed information about revenue by geographic area [Line Items]
Revenue, operating	1,891,000,000	1,584,000,000	1,476,000,000
Increase decrease in revenue by geographic area	307,000,000	108,000,000
UNITED KINGDOM
Disclosure of detailed information about revenue by geographic area [Line Items]
Revenue, operating	804,000,000	809,000,000	771,000,000
Increase decrease in revenue by geographic area	(5,000,000)	38,000,000
CANADA
Disclosure of detailed information about revenue by geographic area [Line Items]
Revenue, operating	371,000,000	246,000,000	161,000,000
Increase decrease in revenue by geographic area	125,000,000	85,000,000
Other countries [Member]
Disclosure of detailed information about revenue by geographic area [Line Items]
Revenue, operating	848,000,000	1,119,000,000	€ 1,068,000,000
Increase decrease in revenue by geographic area	€ (271,000,000)	€ 51,000,000